Segmental and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Reportable Operating Segments

The results of our three reportable operating segments are as follows (in thousands):

	2018	2019	2020
Digital Platform
Services third-party revenue	$378,826	$496,040	$637,568
Services first-party revenue	110,169	205,206	395,588
Services Revenue	488,995	701,246	1,033,156
Fulfilment Revenue	97,794	127,960	213,228
Revenue	586,789	829,206	1,246,384
Less: Cost of revenue	(295,083)	(457,293)	(686,178)
Gross profit	291,706	371,913	560,206
Less: Demand generation expense	(97,295)	(151,350)	(198,787)
Order contribution	$194,411	$220,563	$361,419

	2018	2019	2020
Brand Platform
Revenue	$-	$164,210	$390,014
Less: Cost of revenue	-	(89,203)	(199,208)
Gross profit or order contribution	$-	$75,007	$190,806

	2018	2019	2020
In-Stores:
Revenue	$15,595	$27,621	$37,524
Less: Cost of revenue	(8,851)	(14,695)	(17,608)
Gross profit or order contribution	$6,744	$12,926	$19,916
	2018	2019	2020
Group:
Revenue	$602,384	$1,021,037	$1,673,922
Less: Cost of revenue	(303,934)	(561,191)	(902,994)
Gross profit	298,450	459,846	770,928
Less: Demand generation expense	(97,295)	(151,350)	(198,787)
Order contribution	$201,155	$308,496	$572,141

Summary of Revenue from External Consumers and Segment Assets

The Group’s revenue from external consumers on a demand basis, based on the billing location of the consumer, is detailed below (in thousands):

	2018	2019	2020
Revenue from external consumers (demand basis)
United States	$134,320	$210,482	$314,596
United Kingdom	63,372	78,628	151,875
Other Countries	404,692	731,927	1,207,451
Revenue	$602,384	$1,021,037	$1,673,922

The Group’s revenue from external consumers on a supply basis, based on the location of the Farfetch legal entity which earned the revenue, is detailed below (in thousands):

	2018	2019	2020
Revenue from external consumers (supply basis)
United Kingdom	$556,238	$728,321	$1,021,240
Italy	-	180,988	485,882
Other Countries	46,146	111,728	166,800
Revenue	$602,384	$1,021,037	$1,673,922

  The Group’s non-current assets other than deferred tax assets, broken down by geographic location of the assets, are detailed below (in thousands):

	2019	2020
Non-current assets excluding deferred tax assets
Italy	$983,479	$915,553
United Kingdom	210,393	338,015
United States	232,169	225,137
Other Countries	151,184	137,610
Total	$1,577,225	$1,616,315